PGIM S&P 500 Buffer 20 ETF - June
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 108.7%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $154,224)(wb)	154,224	$154,224
Options Purchased*~ 108.0%
(cost $20,063,963)		22,426,950

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.7% (cost $20,218,187)		22,581,174
Options Written*~ (8.7)%
(premiums received $923,257)		(1,798,637)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $19,294,930)		20,782,537
Liabilities in excess of other assets (0.0)%		(8,801)

Net Assets 100.0%		$20,773,736

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$5.89		325		33	$22,248,200
State Street SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39		325		33	178,750
Total Options Purchased (cost $20,063,963)								$22,426,950
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$658.64		325		33	$(1,745,542)
State Street SPDR S&P 500 ETF Trust	Put	05/29/26	$471.51		325		33	(53,095)
Total Options Written (premiums received $923,257)								$(1,798,637)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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